SHORT-TERM INVESTMENTS (Schedule of Short-term Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 56,910	$ 23,466
Term deposits [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 36,596	$ 7,141
Maturity	April 11 - August 3, 2018	May 19 - 22, 2017
Term deposits [Member] | Bottom of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates	3.60%	3.38%
Term deposits [Member] | Top of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates	4.15%	3.66%
Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 20,314	$ 16,325
Maturity	June 4, 2018 - October 31, 2046	April 17, 2017 - December 10, 2020
Bonds [Member] | Bottom of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates	3.88%	3.00%
Bonds [Member] | Top of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates	8.75%	8.70%